Rule 497(e)
                                      Registration Nos. 333-176976 and 811-22245



                      FIRST TRUST EXCHANGE-TRADED FUND III

                FIRST TRUST PREFERRED SECURITIES AND INCOME ETF

                                  (the "Fund")

                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MARCH 3, 2014,
                       AS SUPPLEMENTED ON MARCH 31, 2014

                              DATED APRIL 24, 2014


      Notwithstanding anything to the contrary in the prospectus, the Fund will not invest in securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended.


   PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE